Commitments And Contingencies (Summary Of Movements In Prepayments On Flight Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Commitments And Contingencies [Abstract]
Net book value at beginning of period	$ 3,486,514		$ 223,815
Prepayments made during the period	747,541		320,396
ILFC Transaction			3,176,322
Interest capitalized during the period	79,230	[1]	80,328
Prepayments and capitalized interest applied against the purchase of flight equipment	(1,012,859)		(314,347)
Net book value at end of period	$ 3,300,426		$ 3,486,514

[1]	Includes an out of period adjustment of $16.9 million. See Note 2-Basis of presentation.